UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Westwood Global Investments, LLC
Address: 	150 Federal St.
		Suite 1105
		Boston, MA 02110


Form 13F File Number: 28-11863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Margaret M. Reynolds
Title: 	CCO/Principal
Phone: 	617-848-3475

Signature, Place, and Date of Signing:

Margaret M. Reynolds		Boston, MA			1/30/07
 [Signature] 			[City, State]			 [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 5

Form 13F Information Table Value Total: (thousands) 271,016


Column1                       Column2     Column3   Column4   Column5   Column6 Column7   Column8
Name                           Class      Cusip     $value    Shares    Inv DiscOther MgrsVoting Auth
                                                    000                                   Sole
Petroleo Brasileiro SA Pe  Sponsored ADR  71654V408   63,051     612,200  Sole      NA        612,200
Unibanco-Uniao de Bancos  GDR Rep Pfd UT  90458E107   68,419     736,000  Sole      NA        736,000
Brasil Telecom Participac  Spons ADR Pfd  105530109   16,858     394,900  Sole      NA        394,900
Petroleo Brasileiro SA Pe  Sponsored ADR  71654V101   36,241     390,700  Sole      NA        390,700
America Movil SA de CV   Spons. ADR L shs 02364W105   86,447   1,911,700  Sole      NA      1,911,700

